Note 3 - Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2013
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$34,575,791	$-	$34,575,791
States and political subdivisions	-	42,994,764	-	42,994,764
Corporate	-	227,942,974	-	227,942,974
Foreign	-	57,646,352	-	57,646,352
Asset-backed securities	-	2,787,370	-	2,787,370
Mortgage-backed securities:
Commercial MBS	-	4,413,720	-	4,413,720
Residential MBS	-	47,548,134	-	47,548,134
Total fixed maturities	$-	$417,909,105	$-	$417,909,105

Equity securities:
U.S. agencies	$687,000	$-	$-	$687,000
Mutual funds	319,639	-	-	319,639
Corporate common stock	4,427,694	-	384,000	4,811,694
Total equity securities	$5,434,333	$-	$384,000	$5,818,333
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Fixed maturities:
U.S. government obligations	$-	$51,898,872	$-	$51,898,872
States and political subdivisions	-	53,846,484	-	53,846,484
Corporate	-	227,443,614	3,834,470	231,278,084
Foreign	-	54,736,870	-	54,736,870
Asset-backed securities	-	4,748,934	-	4,748,934
Mortgage-backed securities:
Commercial MBS	-	6,837,027	-	6,837,027
Residential MBS	-	34,977,142	-	34,977,142
Total fixed maturities	$-	$434,488,943	$3,834,470	$438,323,413

Equity securities:
U.S. agencies	$681,300	$-	$-	$681,300
Mutual funds	321,337	-	-	321,337
Corporate common stock	-	-	384,000	384,000
Total equity securities	$1,002,637	$-	$384,000	$1,386,637

Investment in derivative	$-	$-	$642,600	$642,600

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Year Ended December 31, 2013
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$3,834,470	$384,000	$642,600	$4,861,070
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(3,834,470)	-	-	(3,834,470)
Purchases	-	-	-	-
Sales	-	-	(645,000)	(645,000)
Total gains or losses:
Included in earnings	-	-	2,400	2,400
Included in other comprehensive loss	-	-	-	-
Ending balance	$-	$384,000	$-	$384,000
	Year Ended December 31, 2012
		Corporate	Investment
		Common	in
	Corporate	Stock	Derivative	Total
Beginning balance	$2,133,079	$352,000	$752,700	$3,237,779
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Purchases	1,748,750	-	-	1,748,750
Sales	(102,137)	-	-	(102,137)
Total gains or losses:
Included in earnings	-	-	(110,100)	(110,100)
Included in other comprehensive income	54,778	32,000	-	86,778
Ending balance	$3,834,470	$384,000	$642,600	$4,861,070

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2013
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$15,478,188	$16,128,845	$-	$16,128,845	$-
Residential	3,123,534	3,273,306	-	3,273,306	-
Policy loans	6,674,887	6,674,887	-	-	6,674,887
State-guaranteed receivables	8,085,107	9,392,660	-	9,392,660	-
Other invested assets	3,181,182	3,181,182	-	-	3,181,182
Cash and cash equivalents	4,143,291	4,143,291	4,143,291	-	-
Accrued investment income	5,191,253	5,191,253	-	-	5,191,253
Cash value of company-owned life insurance	11,808,248	11,808,248	-	-	11,808,248

Liabilities:
Policyholder deposits (Investment-type contracts)	53,476,853	53,396,538	-	-	53,396,538
Policy claims	3,672,474	3,672,474	-	-	3,672,474
Obligations under capital leases	943,488	943,488	-	-	943,488
Notes payable	3,031,942	3,033,122	-	-	3,033,122
	December 31, 2012
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$16,604,183	$17,365,363	$-	$17,365,363	$-
Residential	16,107	18,068	-	18,068	-
Policy loans	6,781,751	6,781,751	-	-	6,781,751
State-guaranteed receivables	8,111,669	10,186,226	-	10,186,226	-
Other invested assets	3,420,189	3,420,189	-	-	3,420,189
Cash and cash equivalents	6,009,905	6,009,905	6,009,905	-	-
Accrued investment income	5,163,783	5,163,783	-	-	5,163,783
Cash value of company-owned life insurance	10,844,489	10,844,489	-	-	10,844,489

Liabilities:
Policyholder deposits (Investment-type contracts)	54,602,229	58,704,154	-	-	58,704,154
Policy claims	1,894,727	1,894,727	-	-	1,894,727
Obligations under capital leases	568,214	568,214	-	-	568,214
Notes payable	3,478,613	3,485,503	-	-	3,485,503